Interest and Loan Related Income, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Interest and Fee Income, Loans and Leases [Abstract]
Summary of interest and loan related income
The following tables summarize interest and loan related income, net, for the three and six months ended June 30 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30, 2021
	2021	2020	2021	2020
Interest and loan related income, gross	$78,030	$73,495	$162,133	$162,340
Amortization of loan origination costs	—	(12,330)	—	(26,646)

Interest and loan related income, net	$78,030	$61,165	$162,133	$135,694

The following table summarizes interest and loan related income, net for the years ended December 31:

	2020	2019	2018
Interest and loan related income, gross	$322,165,330	$267,166,333	$133,399,192
Amortization of loan origination costs	(31,940,452)	(38,968,204)	(19,999,146)

Interest and loan related income, net	$290,224,878	$228,198,129	$113,400,046